UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

James Ash

c/o Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  5/31/14

Item 1.  Reports to Stockholders.

The North Country Funds

Equity Growth Fund

Intermediate Bond Fund

Semi-Annual Report

May 31, 2014

Investment Adviser

North Country Investment Advisers, Inc.

250 Glen Street

Glens Falls, NY 12801

Administrator and

Fund Accountant

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Investor Information: (888) 350-2990

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The North Country Funds

SEMIANNUAL REPORT

May 31, 2014

ECONOMIC SUMMARY

First quarter GDP growth was revised down from -1.0% to -2.9%, most of which can be attributed to severe weather conditions as well as a reduction in inventories. Unemployment has been approving, the month of May was another strong month for payrolls, with 217,000 jobs being added. The unemployment rate remained at 6.3%, which is the lowest level since September 2008 and total U.S. payrolls reached 138.5 million, exceeding the peak level of employment set in January 2008. However, the participation rate- those folks looking for employment held at 62.8%, which is the lowest level since the 1970’s. We continue to expect that business investment, consumer spending, autos and housing will be positive contributors to GDP growth in 2014. Our forecast for 2014 GDP is 2.5% to 3.0%. Inflation remains contained and is running below the Federal Reserve’s target of 2% and we expect the Federal Reserve to keep the Fed Funds rate at 0-0.25% in 2014.

 The Equity Growth Fund

For the six months and one year ended May 31, 2014 the North Country Equity Growth Fund had total returns of 4.34% and 17.91% versus the S&P 5001 at 7.62% and 20.45%, respectively.  On an annualized basis, the three, five, and ten year total returns for the North Country Equity Growth Fund were 12.71%, 15.07%, and 5.78% versus the S&P 500 at 15.15%, 18.40%, and 7.77%, respectively.

Moderate economic growth coupled with continuing corporate profit growth, reasonable valuations, attractive dividend yields, and an accommodative Federal Reserve continued to support the case for a rising equity market.

In January 2014, we elected to increase the industrial sector to an overweight from a market weight. The expectation was that industrials would benefit from an improving global economy and would continue to benefit from the recovery in housing as well as manufacturing. Valuations were attractive relative to the S&P 500 and growth rates appeared reasonable for 2014.

In March 2014, we elected to reduce the health care sector from an overweight to a marketweight. The health care sector had been one of the best performing sector year-to-date and over the past 12 months. Valuations appeared rich, the sector was trading at a premium to the S&P 500, and it appeared that earnings growth was slowing. With the proceeds from healthcare, we elected to increase to the overweight’s in consumer discretionary and industrials, based on valuations and our expectation that they would benefit from the improving U.S. economy.

The Intermediate Bond Fund

The North Country Intermediate Bond Fund returned 1.76% for the six month period ending May 31, 2014; while its benchmark, the Bank of America Merrill Lynch Corporate/Government “A” Rated or better 1-10 Year Index2, returned 1.83%.  The North Country Intermediate Bond Fund had annualized total returns for one year, three year, five year and ten year periods ending May 31, 2014 of 1.38%, 2.49%, 4.04% and 3.18% versus the Bank of America Merrill Lynch Corporate/Government “A” Rated or better 1-10 Year Index returns of 1.78%, 2.92%, 4.35%, and 4.37% respectively.

The North Country Intermediate Bond Fund underperformed its benchmark for the six-month, one-year, three year and five year periods ending May 31, 2014.  The underperformance during this time period is related to the relatively low, by historical standards, credit spreads3.  The North Country Intermediate Bond Fund had sought to benefit from a low interest rate environment accompanied by expectations of modest economic growth and inflation, and attractive yields in corporate bonds relative to U.S. Treasuries.  During these periods, the North Country Intermediate Bond Fund had sought to benefit from opportunities for attractive yields in corporate bonds by maintaining an overweight in corporate bonds relative to our benchmark.

The relative investment performance for the ten-year period ending May 31, 2014 was impacted by the fund maintaining a shorter than benchmark duration during the period from September 2005 into the first quarter of 2007, when the yield curve was at first flat and then inverted.  This negatively impacted the returns of short-term bonds, those maturing within two years, relative to longer term bonds, those maturing in ten years or beyond, and consequently our performance relative to our benchmark was negatively impacted.  Additionally, an overweight in corporate bonds relative to our benchmark during the credit crisis, and a widening of credit spreads during that time frame, detracted from our relative performance.

Equity Growth Fund:

Annual Fund Operating Expenses:      (As a Percentage of Net Assets)

Total Annual Operating Expenses:

1.03%

Intermediate Bond Fund:

Annual Fund Operating Expenses:      (As a Percentage of Net Assets)

Total Annual Operating Expenses:

0.90%

Average Annual Total Returns as of March 31, 2014 (Latest Calendar Quarter)

	1 Year	5 Years	10 Years
North Country Equity Growth Fund	22.07%	17.72%	5.74%
North Country Intermediate Bond Fund	-0.46%	4.31%	2.76%

Average Annual Total Returns as of May 31, 2014 (Fiscal First Half)

	1 Year	5 Years	10 Years
North Country Equity Growth Fund	17.91%	15.07%	5.78%
North Country Intermediate Bond Fund	1.38%	4.04%	3.18%

Performance data quoted above is historical and is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance data current to the most recent month-end by calling 1-888-350-2990.  Information provided is unaudited.

The views expressed are as May 31, 2014 and are those of the adviser, North Country Investment Advisers, Inc.  The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the North Country Funds.

Not FDIC insured.  Not obligations of or guaranteed by the bank.  May involve investment risks, including possible loss of the principal invested.

5123-NLD-06/30/2014

______________________
1 The S&P 500 is an unmanaged market capitalization-weighted index of common stocks.  You cannot invest directly in an index.

2 The Bank of America Merrill Lynch Government/Corporate Index is comprised of corporate and government issues with maturities ranging between 1-10 years rated A and above.

3 Credit spread is the incremental yield, relative to the yield of securities backed by the full faith and credit of the Unites States,  demanded by an investor or  investors as compensation  for the perceived, if not actual, additional risk associated with purchasing or owning a security, of similar or identical maturity, other than those backed by the full faith and credit of the U.S. government

North Country Equity Growth Fund

Portfolio Summary (Unaudited)

May 31, 2014

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	98.79%	Building Materials	1.42%
Internet	10.89%	Food	1.41%
Banks	10.04%	Telecommunications	1.32%
Medical Drugs	7.54%	Media	1.23%
Oil & Gas Producers	7.28%	Machinery - Construction & Mining	1.20%
Retail	6.90%	Auto Manufacturers	1.14%
Diversified Financial Services	4.93%	Electric Utilities	1.08%
Conglomerates	4.77%	Airlines	0.89%
Insurance	4.77%	Chemicals	0.84%
Biotechnology	4.59%	Auto Parts & Equipment	0.69%
Computers/Network Products	3.79%	Healthcare	0.67%
Software & Programming	3.34%	Lodging	0.67%
Oil & Gas Services	2.91%	Miscellaneous Manufacturing	0.53%
Transportation	2.91%	Communication Equipment	0.51%
Beverages	2.18%	Gas	0.42%
Consumer Products	2.14%	Mining	0.19%
Apparel	2.04%	Money Market Fund	1.12%
Electrical Equipment & Components	1.87%	Other Assets Less Liabilites	0.09%
Semiconductors	1.69%	Total Net Assets	100.00%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Amazon.com, Inc.	3.56%	Google, Inc. - Class A	1.92%
Visa, Inc. - Class A	3.15%	Bank of America Corp.	1.91%
Apple, Inc.	2.97%	Google, Inc. - Class C	1.88%
Salesforce.com, Inc.	2.07%	Corning, Inc.	1.87%
Under Armour, Inc.	2.04%	General Electric Co.	1.76%

North Country Intermediate Bond Fund

Portfolio Summary (Unaudited)

May 31, 2014

Industries	% of Net Assets	Industries	% of Net Assets
Corporate Bonds	70.07%	Transportation	1.26%
Banks	10.63%	Computers	0.96%
Telecommunications	9.64%	Iron/Steel	0.96%
Retail	6.99%	Beverages	0.95%
Diversified Financial Services	6.57%	Communication Equipment	0.95%
Insurance	3.71%	Healthcare - Products	0.93%
Aerospace/Defense	3.61%	Software	0.93%
Chemicals	3.59%	Household Products	0.82%
Electrical Components & Equipment	2.85%	Biotechnology	0.44%
Commercial Services	2.79%	Electric	0.44%
Electric Utilities	2.60%	Media	0.42%
Cosmetics / Personal Care	2.04%	U.S. Government Agency Obligations	27.88%
Food	1.78%	Government Agencies	27.88%
Pharmaceutical	1.62%	Money Market Fund	1.32%
Semiconductors	1.30%	Other Assets Less Liabilites	0.73%
Healthcare - Services	1.29%	Total Net Assets	100.00%

Top Ten Holdings	% of Net Assets
Federal Home Loan Bank, 1.75%, due 8/7/18	3.36%
Federal Home Loan Bank, 0.60%, due 2/8/17	3.33%
Federal Home Loan Mortgage Corp., 1.05%, due 10/30/18	3.28%
American Express Centurion, 5.95%, due 6/12/17	2.09%
AT&T, Inc., 5.60%, due 5/15/18	1.92%
Berkshire Hathaway Finance Corp., 5.40%, due 5/15/18	1.92%
Verizon Communications, Inc., 5.50%, due 2/15/18	1.91%
Monsato Co., 5.125%, due 4/15/18	1.89%
Emerson Electric Co., 5.375%, due 10/15/17	1.89%
Federal Farm Credit Bank, 4.67%, due 2/27/18	1.88%

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.79%			Computers / Network Products - 3.79%
Airlines - 0.89%			12,000	Accenture PLC - Class A	$ 977,400
40,000	Southwest Airlines Co.	$ 1,058,000	5,610	Apple, Inc.	3,551,130
					4,528,530
Apparel - 2.04%
48,000	Under Armour, Inc. - Class A *	2,437,920	Communication Equipment - 0.51%
			25,000	Juniper Networks, Inc.*	611,500
Auto Manufacturers - 1.14%
30,000	Ford Motor Co.	493,200	Conglomerates - 4.77%
25,000	General Motors Co.	864,500	12,500	Danaher Corp.	980,375
		1,357,700	78,250	General Electric Co.	2,096,318
Auto Parts & Equipment - 0.69%			15,000	Honeywell International, Inc.	1,397,250
20,000	Gentherm, Inc. *	822,600	10,500	United Technologies Corp.	1,220,310
					5,694,253
Banks - 10.04%			Consumer Products - 2.14%
150,385	Bank of America Corp.	2,276,829	19,000	Colgate-Palmolive Co.	1,299,600
30,000	Bank of New York Mellon Corp.	1,036,800	15,500	Procter & Gamble Co.	1,252,245
32,500	Citigroup, Inc.	1,546,025			2,551,845
10,000	Goldman Sachs Group, Inc.	1,598,100	Diversified Financial Services - 4.93%
22,000	JP Morgan Chase & Co.	1,222,540	14,225	American Express Co.	1,301,588
60,000	Morgan Stanley	1,851,600	15,000	Franklin Resources, Inc.	828,150
22,300	US Bancorp	940,837	17,510	Visa, Inc. - Class A	3,761,673
30,000	Wells Fargo & Co.	1,523,400			5,891,411
		11,996,131	Electric Utilities - 1.08%
Beverages - 2.18%			8,650	Duke Energy Corp.	614,842
33,000	Coca-Cola Co.	1,350,030	6,965	NextEra Energy, Inc.	678,112
14,200	PepsiCo, Inc.	1,254,286			1,292,954
		2,604,316	Electrical Equipment & Components - 1.87%
Biotechnology - 4.59%			105,000	Corning, Inc.	2,236,500
15,000	Amgen, Inc.	1,739,850
4,000	Biogen Idec, Inc.*	1,277,480	Food - 1.41%
9,500	Celgene Corp. *	1,453,785	7,500	General Mills, Inc.	411,975
12,500	Gilead Sciences, Inc. *	1,015,125	10,500	Kraft Foods, Inc.	624,330
		5,486,240	17,000	Whole Foods Market, Inc.	650,080
Building Materials - 1.42%					1,686,385
55,000	Masco Corp.	1,171,500	Gas - 0.42%
8,500	Vulcan Materials Co.	518,245	5,000	Sempra Energy	501,750
		1,689,745
Chemicals - 0.84%			Healthcare - 0.67%
4,500	EI du Pont de Nemours & Co.	311,895	10,000	UnitedHealth Group, Inc.	796,300
7,000	International Flavors & Fragrances, Inc.	694,820
		1,006,715

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014

Shares		Fair Value	Shares		Fair Value
Insurance - 4.77%			Oil & Gas Producers - 7.28% (Continued)
20,000	Aflac, Inc.	$ 1,224,600	13,900	Helmerich & Payne, Inc.	$ 1,528,305
20,000	American International Group, Inc.	1,081,400	15,000	Marathon Oil Corp.	549,900
15,500	Berkshire Hathaway, Inc. - Class B *	1,989,270	20,000	Noble Energy, Inc.	1,441,400
15,000	Travelers Companies, Inc.	1,401,750	20,000	Phillips 66	1,695,800
		5,697,020	15,000	Valero Energy Corp.	840,750
Internet - 10.89%					8,698,405
13,600	Amazon.com, Inc. *	4,250,680	Oil & Gas Services - 2.91%
30,000	eBay, Inc. *	1,521,900	9,750	ConocoPhillips	779,415
22,500	Facebook, Inc. - Class A*	1,424,250	14,500	National Oilwell Varco, Inc.	1,187,115
4,000	Google, Inc. - Class A *	2,286,600	14,500	Schlumberger, Ltd.	1,508,580
4,000	Google, Inc. - Class C *	2,243,920			3,475,110
1,000	Priceline.com, Inc. *	1,278,630	Retail - 6.90%
		13,005,980	25,000	Cheesecake Factory, Inc.	1,146,750
Lodging - 0.67%			2,500	Chipotle Mexican Grill, Inc. - Class A *	1,367,725
10,000	Starwood Hotels & Resorts Worldwide, Inc.	798,500	13,000	Costco Wholesale Corp.	1,508,260
			16,000	CVS Caremark Corp.	1,253,120
Machinery - Construction & Mining - 1.20%			20,000	Gap, Inc.	824,600
14,000	Caterpillar, Inc.	1,431,220	7,000	Starbucks Corp.	512,680
			12,500	Wal-Mart Stores, Inc.	959,625
Media - 1.23%			10,000	Williams-Sonoma, Inc.	669,200
10,000	CBS Corp.	596,100			8,241,960
10,345	Walt Disney Co.	869,083	Semiconductors - 1.69%
		1,465,183	20,000	Intel Corp.	546,400
Mining - 0.19%			18,250	Qualcomm, Inc.	1,468,213
10,000	Newmont Mining Corp.	228,900			2,014,613
			Software & Programming - 3.34%
Miscellaneous Manufacturing - 0.53%			10,000	Cerner Corp. *	540,500
5,000	Parker Hannifin Corp.	626,150	23,870	Microsoft Corp.	977,238
			47,000	Salesforce.com, Inc.*	2,473,610
Medical Drugs - 7.54%					3,991,348
5,000	Actavis PLC *	1,057,700	Telecommunications - 1.32%
17,500	AmerisourceBeren Corp.	1,280,650	21,270	AT&T, Inc.	754,447
24,245	Express Scripts Holding Co. *	1,732,790	16,540	Verizon Communications, Inc.	826,338
10,000	Johnson & Johnson	1,014,600			1,580,785
17,900	Merck and Co., Inc.	1,035,694	Transportation - 2.91%
30,000	Mylan, Inc. *	1,495,200	8,000	FedEx Corp.	1,153,280
47,000	Pfizer, Inc.	1,392,610	8,000	Union Pacific Corp.	1,594,160
		9,009,244	7,000	United Parcel Service, Inc. - Class. B	727,160
Oil & Gas Producers - 7.28%					3,474,600
7,500	Apache Corp.	699,150
6,000	Chevron Corp.	736,740	TOTAL COMMON STOCK		117,989,813
12,000	Exxon Mobil Corp.	1,206,360	( Cost - $78,697,689)

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014

Shares		Fair Value	Shares	Fair Value
MONEY MARKET FUND - 1.12%			TOTAL INVESTMENTS - 99.91%
1,332,588	BlackRock Liquidity TempCash		( Cost - $80,030,277)	$ 119,322,401
	Fund - Dollar Shares, 0.01% (a)	$ 1,332,588	Other assets less liabilities - 0.09%	109,796
TOTAL MONEY MARKET FUND		1,332,588	TOTAL NET ASSETS - 100.00%	$ 119,432,197
( Cost - $1,332,588)

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown
represents the rate as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 70.07%			Commercial Services - 2.79%
Aerospace / Defense - 3.61%				Western Union Co.
	Boeing Co.		$ 1,000,000	5.93%, due 10/1/16	$ 1,103,175
$ 1,000,000	3.75%, due 11/20/16	$ 1,072,941	550,000	2.875%, due 12/10/17	568,297
	Lockheed Martin Corp.				1,671,472
500,000	3.35%, due 9/15/21	523,962	Communication Equipment - 0.95%
	Rockwell Collins, Inc.			Cisco Systems, Inc.
500,000	5.25%, due 7/15/19	563,758	500,000	4.95%, due 2/15/19	568,151
		2,160,661
Banks - 10.63%			Computers - 0.96%
	American Express Centurion			International Business Machines Corp.
1,100,000	5.95%, due 6/12/17	1,251,361	500,000	5.70%, due 9/14/17	572,223
	Bank of America Corp.
500,000	2.65%, due 4/1/19	508,117	Cosmetics / Personal Care - 2.04%
	BB&T Corp.			Avon Products, Inc.
500,000	5.25%, due 11/1/19	571,254	625,000	4.20%, due 7/15/18	652,764
	Goldman Sachs Group, Inc.			Procter & Gamble Company
500,000	2.90%, due 7/19/18	517,479	500,000	4.70%, due 2/15/19	567,376
800,000	5.375%, due 3/15/20	907,727			1,220,140
	Morgan Stanley		Diversified Financial Services - 6.57%
1,000,000	5.75%, due 10/18/16	1,105,761		American Express Co.
500,000	2.125%, due 4/25/18	505,093	1,000,000	1.55%, due 5/22/18	1,000,294
500,000	2.5%, due 1/24/19	508,517		Ameriprise Financial, Inc.
	Wells Fargo & Co.		250,000	5.30%, due 3/15/20	288,361
500,000	3.45%, due 2/13/23	497,670		Bear Stearns Company, Inc.
		6,372,979	500,000	5.55%, due 1/22/17	554,241
Beverages - 0.95%				Ford Motor Credit Co. LLC
	Coca-Cola Co.		500,000	2.375%, due 1/16/18	510,331
500,000	4.875%, due 3/15/19	571,042		General Electric Capital Corp.
			500,000	5.375%, due 10/20/16	553,227
Biotechnology - 0.44%			500,000	2.3%, due 4/27/17	517,022
	Amgen, Inc.		500,000	2.3%, due 1/14/19	510,960
250,000	3.45%, due 10/1/20	263,026			3,934,436
			Electric - 0.44%
Chemicals - 3.59%				Exelon Generation Co. LLC
	El du Pont de Nemours and Co.		250,000	4.00%, due 10/1/20	265,152
500,000	3.625%, due 1/15/21	533,386
	Monsato Co.		Electrical Components & Equipment - 2.85%
1,000,000	5.125%, due 4/15/18	1,134,271		Emerson Electric Co.
	Praxair, Inc.		1,000,000	5.375%, due 10/15/17	1,133,942
500,000	2.45%, due 2/15/22	483,148	500,000	4.875%, due 10/15/19	570,509
		2,150,805			1,704,451

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
Electric Utilities - 2.60%			Retail - 6.99%
	American Electric Power, Inc.			Costco Wholesale Corp
$ 250,000	1.65%, due 12/15/17	$ 251,778	$ 500,000	1.70%, due 12/15/19	$ 492,640
	Duke Energy Corp.			Lowe's Co., Inc.
1,000,000	3.55%, due 9/15/21	1,050,257	1,000,000	4.625%, due 4/15/20	1,111,210
	Duke Energy Florida, Inc.			McDonald's Corp.
250,000	3.10%, due 8/15/21	257,782	500,000	2.625%, due 1/15/22	494,971
		1,559,817		Staples, Inc.
Food - 1.78%			500,000	2.75%, due 1/12/18	503,479
	Campbell Soup Co.		500,000	4.375%, due 1/12/23	497,952
500,000	4.50%, due 2/15/19	551,927		Starbucks Corp.
	Kroger Co.		500,000	6.25%, due 8/15/17	577,206
500,000	3.30%, due 1/15/21	512,905		Walgreen Company
		1,064,832	500,000	1.80%, due 9/15/17	506,989
Healthcare - Products - 0.93%					4,184,447
	Baxter International, Inc.		Semiconductors - 1.30%
500,000	4.50%, due 8/15/19	555,593		Intel Corp.
			750,000	3.30%, due 10/1/21	779,596
Healthcare - Services - 1.29%
	UnitedHealth Group, Inc.		Software - 0.93%
500,000	1.625%, due 3/15/19	495,045		Microsoft Corp.
250,000	4.70%, due 2/15/21	280,075	500,000	4.20%, due 6/1/19	560,030
		775,120
Household Products - 0.82%			Telecommunications - 9.64%
	Kimberly-Clark Corp.			AT&T, Inc.
500,000	2.40%, due 3/1/22	488,813	1,000,000	5.625%, due 6/15/16	1,096,709
			500,000	1.40%, due 12/1/17	499,107
Insurance - 3.71%			1,000,000	5.60%, due 5/15/18	1,147,352
	Aflac, Inc.			Verizon Communications, Inc.
1,000,000	4.00%, due 2/15/22	1,075,921	520,000	2.00%, due 11/1/16	532,178
	Berkshire Hathaway Finance Corp.		1,000,000	5.50%, due 2/15/18	1,142,840
1,000,000	5.40%, due 5/15/18	1,147,171	500,000	3.65%, due 9/14/18	536,367
		2,223,092	500,000	4.60%, due 4/1/21	552,851
Iron / Steel - 0.96%	`			Vodafone Group PLC
	Nucor Corp.		250,000	4.375%, due 3/16/21	272,836
500,000	5.85%, due 6/1/18	577,193			5,780,240
			Transportation - 1.26%
Media - 0.42%				Union Pacific Corp.
	Walt Disney Company		500,000	2.75%, due 4/15/23	491,005
250,000	1.10%, due 12/1/17	249,210		United Parcel Service, Inc.
			250,000	3.125%, due 1/15/21	261,297
Pharmaceutical - 1.62%					752,302
	Teva Pharmaceutical Finance Co.		TOTAL CORPORATE BONDS
1,000,000	2.95%, due 12/18/22	969,615	( Cost - $40,090,051)		$ 41,974,438

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.88%			Government Agencies - 27.88% (Continued)
Government Agencies - 27.88%				Tennessee Valley Authority
	Federal Farm Credit Bank		$ 1,000,000	4.50%, due 4/1/18	$ 1,121,295
$ 1,000,000	1.10%, due 8/22/17	$ 1,000,052			16,701,087
1,000,000	4.67%, due 2/27/18	1,127,501
500,000	1.62%, due 4/23/20	491,399	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	Federal Home Loan Bank		( Cost - $16,548,892)		$ 16,701,087
2,000,000	0.60%, due 2/8/17	1,996,606
1,000,000	1.55%, due 7/27/18	1,007,238	Shares
2,000,000	1.75%, due 8/7/18	2,010,636	MONEY MARKET FUND - 1.32%
500,000	1.22%, due 2/28/18	500,361		BlackRock Liquidity TempCash
500,000	1.75%, due 12/14/18	504,520	789,927	Fund - Dollar Shares, 0.01% (a)	789,927
1,000,000	1.37%, due 10/24/19	962,128	TOTAL MONEY MARKET FUND
1,000,000	1.78%, due 3/27/20	980,433	( Cost - $789,927)		789,927
1,000,000	3.125%, due 12/11/20	1,055,396
	Federal Home Loan Mortgage Corp.		TOTAL INVESTMENTS - 99.27%
2,000,000	1.05%, due 10/30/18	1,964,758	( Cost - $57,428,870)		59,465,452
	Federal National Mortgage Association		Other assets less liabilities - 0.73%		437,555
1,000,000	1.00%, due 9/20/17	1,000,260	TOTAL NET ASSETS - 100.00%		$ 59,903,007
1,000,000	1.55%, due 9/26/19	978,504

PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown
represents the rate as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014

	Equity	Intermediate
	Growth Fund	Bond Fund
ASSETS:
Investments in securities, at fair value (Cost $80,030,277 and $57,428,870, respectively)
	$119,322,401	$ 59,465,452
Receivable for fund shares sold	35,475	27,750
Dividends and interest receivable	178,442	459,550
Prepaid expenses and other assets	4,318	4,135
Total Assets	119,540,636	59,956,887

LIABILITIES:
Payable for fund shares redeemed	3,889	713
Accrued advisory fees	72,718	24,643
Accrued administration and fund accounting fees	6,173	1,820
Accrued transfer agency fees	2,604	4,363
Other accrued expenses	23,055	22,341
Total Liabilities	108,439	53,880
Net Assets	$119,432,197	$ 59,903,007

NET ASSETS CONSIST OF:
Paid in capital	$ 74,531,264	$ 59,607,204
Undistributed net investment income	294,325	40,957
Accumulated net realized gain (loss) from
investment transactions	5,314,484	(1,781,736)
Net unrealized appreciation on investments	39,292,124	2,036,582
Net Assets	$119,432,197	$ 59,903,007

Shares outstanding (unlimited number of shares authorized;	7,972,808	5,797,266
no par value)

Net asset value, offering and redemption price per share ($119,432,197/7,972,808 and $59,903,007/5,797,266, respectively)	$ 14.98	$ 10.33

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014

	Equity	Intermediate
	Growth Fund	Bond Fund

INVESTMENT INCOME:
Interest	$ 283	$ 852,554
Dividends	863,313	-
Total investment income	863,596	852,554

EXPENSES:
Investment advisory fees	439,899	149,473
Administration and fund accounting fees	81,415	50,740
Transfer agency fees	19,808	17,356
Legal fees	9,917	9,917
Printing expense	9,917	5,962
Trustees' fees	8,905	5,455
Audit fees	7,574	7,572
Chief Compliance Officer fees	6,943	3,768
Custody fees	6,017	5,483
Registration and filing fees	5,968	5,968
Insurance expense	5,428	4,926
Miscellaneous expenses	2,995	995
Total expenses	604,786	267,615

Net investment income	258,810	584,939

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment transactions	5,457,484	356,899
Net change in unrealized appreciation (depreciation) of investments for the period
	(793,383)	121,447
Net realized and unrealized gain (loss) on investments	4,664,101	478,346

Net increase in net assets resulting from operations	$ 4,922,911	$ 1,063,285

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	May 31, 2014	November 30, 2013
	(Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$ 258,810	$ 891,728
Net realized gain from investment transactions	5,457,484	6,927,099
Net change in unrealized appreciation (depreciation) for the period	(793,383)	21,538,052
Net increase in net assets resulting from operations	4,922,911	29,356,879

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.10 and $0.01 per share, respectively)
	(781,512)	(76,753)
Distributions from net realized gains on investments ($0.31 and $0.00 per share, respectively)
	(2,484,952)	-
Total distributions to shareholders	(3,266,464)	(76,753)

CAPITAL SHARE TRANSACTIONS (Note 4)	(1,929,364)	(12,933,328)

Net increase (decrease) in net assets	(272,917)	16,346,798

NET ASSETS:
Beginning of period	119,705,114	103,358,316

End of period (including undistributed net investment income of $294,325 and $817,027, respectively)
	$119,432,197	$119,705,114

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	May 31, 2014	November 30, 2013
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$ 584,939	$ 1,326,026
Net realized gain from investment transactions	356,899	377,629
Net change in unrealized appreciation (depreciation) for the period	121,447	(2,291,294)
Net increase (decrease) in net assets resulting from operations	1,063,285	(587,639)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.10 and $0.22 per share, respectively)
	(581,799)	(1,310,556)

CAPITAL SHARE TRANSACTIONS (Note 4)	(1,020,895)	448,182

Net decrease in net assets	(539,409)	(1,450,013)

NET ASSETS:
Beginning of period	60,442,416	61,892,429

End of period (including undistributed net investment income of $40,957 and $37,817, respectively)
	$ 59,903,007	$ 60,442,416

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2014		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 14.77		$ 11.37	$ 10.17	$ 9.79	$ 9.37	$ 7.80

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (1)	0.03		0.10	0.11	0.11	0.08	0.10
Net realized and unrealized gains
on investments	0.59		3.31	1.20	0.47	0.43	1.55
Total from investment operations	0.62		3.41	1.31	0.58	0.51	1.65

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)		(0.01)	(0.11)	(0.20)	(0.09)	(0.08)
Distribution from net realized gains
from security transactions	(0.31)		-	-	-	-	-
Total distributions	(0.41)		(0.01)	(0.11)	(0.20)	(0.09)	(0.08)

Net asset value, end of period	$ 14.98		$ 14.77	$ 11.37	$ 10.17	$ 9.79	$ 9.37

Total return (2)	4.34%	(4)	30.00%	12.91%	5.94%	5.50%	21.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 119,432		$ 119,705	$ 103,358	$ 85,684	$ 85,956	$ 113,087
Ratios to average net assets:
Expenses	1.03%	(3)	1.02%	1.06%	1.09%	1.06%	1.06%
Net investment income	0.44%	(3)	0.80%	0.95%	1.03%	0.84%	1.20%
Portfolio turnover rate	18%	(4)	41%	55%	63%	69%	23%
__________________
(1) Net investment income per share is based on average shares outstanding during the period.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3) Annualized for periods of less than one year.
(4) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2014		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 10.25		$ 10.57	$ 10.24	$ 10.31	$ 10.06	$ 9.41

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (1)	0.10		0.23	0.24	0.26	0.31	0.35
Net realized and unrealized gains (losses)
on investments	0.08		(0.33)	0.33	(0.07)	0.25	0.65
Total from investment operations	0.18		(0.10)	0.57	0.19	0.56	1.00

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)		(0.22)	(0.24)	(0.26)	(0.31)	(0.35)
Total distributions	(0.10)		(0.22)	(0.24)	(0.26)	(0.31)	(0.35)

Net asset value, end of period	$ 10.33		$ 10.25	$ 10.57	$ 10.24	$ 10.31	$ 10.06

Total return (2)	1.76%	(4)	(0.92)%	5.57%	1.90%	5.65%	10.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 59,903		$ 60,442	$ 61,892	$ 59,797	$ 77,457	$ 98,715
Ratios to average net assets:
Expenses	0.90%	(3)	0.86%	0.91%	0.89%	0.83%	0.82%
Net investment income	1.96%	(3)	2.17%	2.28%	2.55%	3.04%	3.62%
Portfolio turnover rate	20%	(4)	29%	24%	32%	55%	36%
__________________
(1) Net investment income per share is based on average shares outstanding during the period.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3) Annualized for periods of less than one year.
(4) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000.  The Trust currently offers two series: the North Country Equity Growth Fund (the “Growth Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, collectively the “Funds”).  The Growth Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value.  Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company.  Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

 NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates.

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.  In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.  Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2014, in valuing the Funds’ assets carried at fair value.

      North Country Equity Growth Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock**	$117,989,813	$ -	$ -	$117,989,813
Money Market Fund	1,332,588	-	-	1,332,588
Total	$119,322,401	$ -	$ -	$119,322,401

North Country Intermediate Bond Fund:

Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds**	$ -	$41,974,438	$ -	$41,974,438
U.S. Government Agency Obligations	-	16,701,087	-	16,701,087
Money Market Fund	789,927	-	-	789,927
Total	$789,927	$58,675,525	$ -	$59,465,452

         *The Funds did not hold any Level 3 investments during the period.

          **See Schedule of Investments for industry classifications.

         There were no transfers into and out of Level 1 and Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes - The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management reviewed the tax positions in open tax years 2010 through 2012 and those expected to be taken in the Funds’ 2013 tax returns, and determined that the Funds did not have a liability for unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and New York State.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Dividends and Distributions- The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both

Funds will declare and pay distributions from net realized capital gains, if any, annually.  Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions- Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Realized gains and losses on sales of securities are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses- Most expenses of the Trust can be directly attributed to a Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees.  Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively.  For the six months ended May 31, 2014, the Adviser received advisory fees of $439,899 from the Growth Fund and $149,473 from the Bond Fund.

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.

NOTE 4. FUND SHARE TRANSACTIONS

At May 31, 2014, there were an unlimited number of shares authorized with no par value.  Paid in capital for the Growth Fund and Bond Fund amounted to $74,531,264 and $59,607,204, respectively.

Transactions in capital shares were as follows:

Growth Fund:

	For the six		For the year
	months ended		ended
	May 31, 2014		November 30, 2013
	Shares	Amount	Shares	Amount

Shares sold…………………….	368,059	$ 5,429,654	577,713	$ 7,323,229
Shares issued for reinvestment
of dividends…………………..	39,098	553,236	1,092	12,279
Shares redeemed……………….	(538,622)	(7,912,254)	(1,561,261)	(20,268,836)
Net decrease…………………..	(131,465)	$ (1,929,364)	(982,456)	$ (12,933,328)

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Bond Fund:

	For the six		For the year
	months ended		ended
	May 31, 2014		November 30, 2013
	Shares	Amount	Shares	Amount

Shares sold……………………..	423,987	$ 4,345,800	855,736	$ 8,881,961
Shares issued for reinvestment
of dividends……………………	5,221	53,551	12,328	127,837
Shares redeemed………………..	(528,124)	(5,420,246)	(825,288)	(8,561,616)
Net increase (decrease)…….….	(98,916)	$ (1,020,895)	42,776	$ 448,182

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the six months ended May 31, 2014 were as follows:

Bond Fund
	Growth Fund	Excluding U.S. Government Securities	U.S. Government Securities
Purchases	$ 21,385,785	$ 5,839,749	$ 6,041,760
Sales	$ 25,823,573	$ 11,908,870	$ 1,001,000

At May 31, 2014, the aggregate cost for federal income tax purposes was $80,171,940 for the Growth Fund and $57,428,870 for the Bond Fund and differed from the fair value by net unrealized appreciation (depreciation) on investment securities as follows:

	Growth Fund	Bond Fund
Aggregate gross unrealized appreciation
for all investments for which there was an excess of value over cost	$ 39,478,714	$ 2,235,932
Aggregate gross unrealized depreciation
for all investments for which there was an excess of cost over value	(328,253)	(199,350)
Net unrealized appreciation	$ 39,150,461	$ 2,036,582

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

NOTE 6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2013 and fiscal year ended November 30, 2012 were as follows:

	For the year ended Nov. 30, 2013	For the year ended Nov. 30, 2012
Growth Fund:
Ordinary income	$ 76,753	$ 1,025,250
Long-term capital gains	−	−
Total	$ 76,753	$ 1,025,250

	For the year ended Nov. 30, 2013	For the year ended Nov. 30, 2012
Bond Fund:
Ordinary income	$1,310,556	$ 1,376,596
Long-term capital gains	−	−
Total	$1,310,556	$ 1,376,596

On December 13, 2013, the Growth Fund paid an ordinary income dividend of $0.0974 per share and a long-term capital gain dividend of $0.3097 per share to shareholders of record on December 12, 2013.

As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforward	Unrealized Appreciation
Growth Fund	$814,883	$2,485,759	$ -	$39,943,844
Bond Fund	37,817	-	(2,138,635)	1,915,135

The difference between book basis and tax basis distributable earnings, if any, is primarily attributable to the tax loss deferral on wash sales and C-Corporation return of capital adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”), which was enacted on December 22, 2010, makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  As of November 30, 2013,

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

the Bond Fund had unused capital loss carryforwards $2,138,635 available, for federal income tax purposes, to offset future capital gains.  Such capital loss carryforwards expire on November 30, 2017.

Permanent book and tax differences, primarily attributable to adjustments for real estate investment trusts and C-Corporation return of capital distributions resulted in reclassification for the fiscal year ended November 30, 2013 as follows:

	Paid In Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain from Investment Transactions

Growth Fund…..	$12,125	$ (10,222)	$ (1,903)

NOTE 7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of May 31, 2014, SEI Private Trust, an account holding shares for the benefit of others in nominee name, held approximately 83% of the voting securities of the Growth Fund and approximately 90% of the Bond Fund.

NOTE 8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2013 and held until May 31, 2014.

Actual Expenses:  The “Actual” section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expense Ratio (Annualized)	Expenses Paid During the Period* (12/1/13 - 5/31/14)
Equity Growth Fund
Actual	$1,000.00	$1,043.40	1.03%	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.03%	$5.19
Intermediate Bond Fund
Actual	$1,000.00	$1,017.60	0.90%	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	0.90%	$4.53

       * Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by

         182 days divided by 365 days.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) held on January 21, 2014, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), unanimously approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between North Country Investment Advisers, Inc. (“NCIA” or the “Adviser”) and the Funds.  Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations.  Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Advisory Agreement and fee arrangements with the Funds; b) the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser; d) data comparing each Fund’s fees, operating expenses and performance with that of a group of  mutual funds in the same category, as determined by Lipper, Inc., that the Funds’ Administrator determined were similar in size to the Funds (each, a “Peer Group”); and e) past performance of each Fund as compared to  its respective  benchmark.  In addition, the Board engaged in in-person discussions with representatives of the Adviser.  The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds.  The Board, including the Independent Trustees, reviewed the qualifications of the Adviser’s key personnel, including the experience of the Funds’ portfolio managers, and agreed that sharing resources with its parent bank is a positive aspect of the Adviser’s services to the Funds.  The Trustees discussed the Adviser’s compliance program. They also discussed the financial strength and stability of the Adviser.  Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage the Funds and concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Performance of the Adviser.  The Independent Trustees discussed in detail the information provided to them regarding each Fund’s performance compared to its benchmark and an arithmetic average of the total return of the thirty largest funds in each Fund’s Lipper category. The Trustees noted that the Bond Fund had underperformed its Lipper category average for the 1-, 3-, 5- and ten-year periods ended December 31, 2013 and had underperformed its benchmark for the 1-, 3- and 10-year periods ended December 31, 2013 and had outperformed its benchmark for the 5- year period ended December 31, 2013.  The Trustees noted that the Growth Fund had underperformed its Lipper category average and its benchmark for the 3-, 5- and 10-year periods ended December

.	THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

31, 2013 and had outperformed both its Lipper category average and its benchmark for the 1-year period ended December 31, 2013.  The Trustees considered that the Funds’ performance reflects in part the conservative manner in which they are managed and concluded that the investment performance of each Fund was sufficient to warrant continuation of the Advisory Agreement.

Cost of Services.  With regard to cost of services and fees and expenses, the Trustees reviewed comparative fees charged by advisers to the Peer Group.  The Trustees noted that the Growth Fund’s effective management fee and net expenses as of November 30, 2013 were higher than and lower than, respectively, the average for the Peer Group. The Trustees also noted that the Bond Fund’s effective management fee and net expenses as of November 30, 2013 were both higher than the average for the Peer Group. The Trustees concluded that the cost of the services provided by the Adviser is within a reasonable range and supported continuation of the Advisory Agreement.

Profitability.  Trustees considered the Adviser’s profits realized in connection with the operation of the Funds.  The Trustees noted that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Funds.  The Independent Trustees considered that NCIA had voluntarily limited the overall expense ratio of each Fund from its inception through the fiscal year ended November 30, 2009 and noted that the Funds are continuing to operate within those limitations.  The Trustees concluded that, based on the quality of services provided, the profitability of the Adviser’s relationship with the Funds warranted continuation of the Advisory Agreement.

Economies of Scale.  The Trustees noted that the Adviser represented that certain efficiencies may be realized when the level of assets under management in each Fund is nearing $500 million.  The Trustees concluded that they would re-visit the issue of certain benefits to the Funds’ shareholders that might ensue from economies of scale following any significant growth in Fund assets or other change in circumstances.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the assistance of independent legal counsel, the Board concluded that the overall arrangements provided under the terms of the Advisory Agreement were reasonable, and that continuance of the Advisory Agreement was in the best interests of the Funds’ shareholders.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-350-2990.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The North Country Funds

By (Signature and Title)

/s/ James Colantino

     James Colantino, President

Date

8/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/ s/ James Colantino

     James Colantino, President

Date

8/6/14

By (Signature and Title)

/s/ Harris Cohen

    Harris Cohen, Treasurer

Date

8/6/14